OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
OPERATING LEASE COMMITMENTS
NOTE 29	OPERATING LEASE COMMITMENTS

The Company leases certain assets, such as equipment and facilities, under operating leases expiring at various dates through 2020. Future minimum annual lease payments are $12 in 2014, $10 in 2015, $10 in 2016, $8 in 2017, $7 in 2018 and $14 thereafter, totaling $61. Rent expense for 2013, 2012 and 2011 was $52, $72 and $75, respectively.